Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (12,998)	$ (11,753)	$ (5,313)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	159	54	(251)
Issuance expenses	117	517	242
Depreciation and amortization	1,122	342	278
Impairment of goodwill and intangible assets	1,272
Change in financial liabilities at fair value through profit or loss	2,596	1,891	(1,981)
Share-based payments	612	381	1,318
Exchange rate differences on restricted deposits balances	(9)	6
Interest expenses related to convertible debentures	92
Capital gain			(5)
Total adjustments	5,961	3,191	(399)
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	304	(210)	(138)
Decrease (increase) in other receivables	(64)	(68)	(56)
Increase (decrease) in trade payables	(36)	(75)	134
Increase in other payables	285	84	236
Decrease in deferred issuance expenses		61
Increase in deferred tax liabilities	14
Increase (decrease) in contract liabilities	(199)	34	191
Changes in operating asset and liability, total	304	(174)	367
Net cash used in operating activities	(6,733)	(8,736)	(5,345)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired, see note 15	(5,508)
Long-term deposit	(44)
Restricted deposits	2	(17)	(36)
Purchase of technology		(308)
Proceeds from sale of property, plant and equipment			15
Purchase of property, plant and equipment	(46)	(44)	(132)
Net cash used in investing activities	(5,596)	(369)	(153)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public and private offerings, net of issuance expenses	4,391	9,231	5,582
Israeli Innovation Authority, net	(41)	29	(26)
Payment of loans and other financial liabilities	(20)		(63)
Deferred issuance expenses			(61)
Proceeds from exercise of options, warrants and pre-funded warrants	1,177	102	2,018
Proceeds from issuance of convertible debentures	8,232
Repayment of convertible debentures	(470)
Payment of interest related to convertible debentures	(29)
Lease payments (interest and principal)	(128)
Net cash provided by financing activities	13,112	9,362	7,450
INCREASE IN CASH AND CASH EQUIVALENTS	783	257	1,952
EFFECT OF EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(159)	(54)	251
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,717	3,514	1,311
CASH AND CASH EQUIVALENTS AT END OF YEAR	4,341	3,717	3,514
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Classification to equity of series B warrants see Note 13(e)	902	3,479
Issuance of options to consultants (issuance costs)		(23)	(133)
Classification to equity of liability in respect to anti-dilution feature		1,787
Conversion of warrants			348
Conversion of convertible debenture	3,199
Shares issued in a business combination, see Note 15	3,568
Contingent consideration assumed in a business combination	$ 2,008